Total
PD International Large-Cap Portfolio
PD International Large-Cap Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD International Large-Cap Portfolio Class P
Management Fee	0.21%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.29%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD International Large-Cap Portfolio | Class P | USD ($)	30	93	163	368

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PD International Large-Cap Portfolio | Class P | USD ($)	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the portfolio turnover rate was 10% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations.

The Fund invests primarily in equity securities of foreign issuers. The sub-adviser defines foreign issuers as those that are associated with a country approved by the sub-adviser (“Approved Market”), which are generally developed foreign countries. The sub-adviser invests primarily in Approved Market equity securities listed on bona fide securities exchanges. As of December 31, 2019, the sub-adviser’s Approved Markets were: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The sub-adviser may change its list of Approved Markets from time to time without notice. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market, and may be in the form of depositary receipts. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different countries.

The sub-adviser’s definition of “large-cap” varies widely across countries and regions and is based primarily on market capitalization measured in terms of reference to other companies located in the same country or region. The sub-adviser considers “large-cap” to be companies whose market capitalizations are generally in the highest 90% of total market capitalization in that particular country or region. These dollar amounts will change due to market conditions. As of December 31, 2019, the market capitalization range of the MSCI World ex USA Index (Net) was approximately $2.0 billion to $311.7 billion. As of December 31, 2019, the weighted average market capitalization of the Fund was approximately $57.6 billion.

The sub-adviser seeks to obtain broad market coverage of companies with large market capitalizations within each Approved Market. The sub-adviser generally determines the investment eligibility of an issuer primarily on the basis of such issuer’s market capitalization relative to other companies located in the same country or region. In addition, the sub-adviser may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Fund. Securities are considered by the sub-adviser to be value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the sub-adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the sub-adviser may consider different measures, such as ratios of earnings or profits from operations relative to book value or assets.

The criteria the sub-adviser uses for assessing value or profitability are subject to change from time to time. The sub-adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the sub-adviser determines to be appropriate, given market conditions. The sub-adviser will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each country.

The sub-adviser may sell securities to fund redemptions and may also sell securities to rebalance the Fund from time to time.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Foreign Markets Risk: Exposure to a foreign market, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q3 2010: 16.64%; Q3 2011: (19.96%)
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - PD International Large-Cap Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P (incepted May 1, 2009)	21.68%	5.40%	5.08%	May 01, 2009
MSCI World ex USA Index (Net) (reflects no deductions for fees, expenses, or taxes)	MSCI World ex USA Index (Net) (reflects no deductions for fees, expenses, or taxes)	22.49%	5.42%	5.32%	May 01, 2009